Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2025	Dec. 27, 2024	Feb. 01, 2024	Dec. 29, 2023	Feb. 01, 2023	Jan. 31, 2023	Aug. 01, 2022
Disclosure of reserves within equity [line items]
Authorised share capital	0
Total return of funds announced to shareholders				$ 900		$ 800		$ 750		$ 500
Reclassified from OCI to profit or loss - included in financial expenses	$ 165	$ 28	$ (43)
Return of funds to shareholders completed					$ 800		$ 750		$ 500
Number of shares	1,200,000	800,000	1,100,000
Transaction costs relating to treasury shares	$ 20	$ 28	$ 2
Increase (decrease) through share repurchase programme, Number of shares	7,500,000	10,900,000	9,100,000
Repurchase of shares	$ 812	$ 790	$ 482
2022 programme [member]
Disclosure of reserves within equity [line items]
Repurchase of shares		38
2023 programme [member]
Disclosure of reserves within equity [line items]
Repurchase of shares		752
Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	165	28	$ (43)
Held as treasury shares [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through share repurchase programme, Number of shares			4,500,000
Subsequently cancelled [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through share repurchase programme, Number of shares			4,600,000
EUR bonds [member] | Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	28	14	$ 14
Change in fair value of currency swaps recognised in OCI	$ (137)	$ (14)	$ 57
Nominee Account [Member]
Disclosure of reserves within equity [line items]
Number of shares	200,000	200,000